Financial income and expenses - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial income and expenses [Abstract]
Increase (decrease) in financial income expense	€ (32)	€ 114
Increase (decrease) in net interest expense	€ (22)	€ 21